Other Operating Income	12 Months Ended
Dec. 31, 2022
Other operating income [Abstract]
Other operating income

19. Other operating income

	December 31,	December 31,	December 31,
	2022	2021	2020
Income from R&D tax incentive (Government grants)	700,122	211,664	—
Refund of share issuance stamp duty	—	—	100,002
Other income	9,327	2,553	74,473
Total other operating income	709,449	214,217	174,475